QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 7.9%
	AEROSPACE & DEFENSE - 0.5%
2,038	General Dynamics Corporation	$ 491,525
6,395	National Presto Industries, Inc.	492,095
		983,620
	BEVERAGES - 0.5%
7,930	Coca-Cola Company	491,660
2,933	PepsiCo, Inc.	490,926
		982,586
	BIOTECH & PHARMA - 0.5%
2,025	Amgen, Inc. (d)	489,686
2,591	Zoetis, Inc.	488,637
		978,323
	CHEMICALS - 0.2%
1,965	Sherwin-Williams Company	490,503

	CONTAINERS & PACKAGING - 0.2%
10,592	Silgan Holdings, Inc.	489,668

	DIVERSIFIED INDUSTRIALS - 0.8%
3,303	3M Company	491,751
2,516	Honeywell International, Inc.	489,563
2,345	Illinois Tool Works, Inc.	491,043
		1,472,357
	FOOD - 1.6%
11,095	Campbell Soup Company	494,504
2,272	Hershey Company	492,183
5,936	John B Sanfilippo & Son, Inc.	495,300
7,663	Kellogg Company (d)	494,187
2,653	Sanderson Farms, Inc.	497,411
5,502	Tyson Foods, Inc., Class A	493,145
		2,966,730
	HEALTH CARE FACILITIES & SERVICES - 0.2%
957	UnitedHealth Group, Inc. (d)	488,041

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 7.9% (Continued)
	HOUSEHOLD PRODUCTS - 0.8%
4,963	Church & Dwight Company, Inc.	$ 493,223
6,511	Colgate-Palmolive Company	493,729
3,219	Procter & Gamble Company	491,863
		1,478,815
	INDUSTRIAL SUPPORT SERVICES - 0.3%
8,235	Fastenal Company	489,159

	INFRASTRUCTURE REIT - 0.3%
1,951	American Tower Corporation	490,130

	RETAIL - CONSUMER STAPLES - 0.3%
2,200	Dollar General Corporation	489,786

	RETAIL - DISCRETIONARY - 0.3%
714	O'Reilly Automotive, Inc.(a)	489,061

	TECHNOLOGY SERVICES - 0.8%
2,143	Automatic Data Processing, Inc.	487,618
1,125	FactSet Research Systems, Inc.	488,419
2,287	Verisk Analytics, Inc.	490,859
		1,466,896
	TELECOMMUNICATIONS - 0.3%
9,686	Verizon Communications, Inc.	493,405

	TRANSPORTATION & LOGISTICS - 0.3%
1,791	Union Pacific Corporation	489,319

	TOTAL COMMON STOCKS (Cost $14,289,184)	14,738,399

	SHORT-TERM INVESTMENTS — 87.6%
	MONEY MARKET FUNDS - 87.6%
81,733,460	Fidelity Government Portfolio, Institutional Class, 0.11%(b)	81,733,460

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 87.6% (Continued)
	MONEY MARKET FUNDS - 87.6% (Continued)
81,733,459	First American Government Obligations Fund, Class Z, 0.14%(b)			$ 81,733,459
	TOTAL MONEY MARKET FUNDS (Cost $163,466,919)			163,466,919

	TOTAL SHORT-TERM INVESTMENTS (Cost $163,466,919)			163,466,919
Units
1,223,727	COLLATERAL FOR SECURITIES LOANED — 0.6% Mount Vernon Liquid Assets Portfolio, LLC - 0.39% (b),(c) TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,223,727)			1,223,727

	TOTAL INVESTMENTS - 96.1% (Cost $178,979,830)			$ 179,429,045
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%			7,223,219
	NET ASSETS - 100.0%			$ 186,652,264

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)(e)
30	CME E-Mini Standard & Poor's 500 Index Futures	06/17/2022	$ 6,796,125	$ (491,587)
126	CME Ultra Long-Term US Treasury Bond Futures	06/21/2022	22,317,750	21,961
	TOTAL FUTURES CONTRACTS			$ (469,626)

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2022.
(c)	Security purchased with cash proceeds of securities lending collateral.
(d) (e)	All or a portion of the security is on loan. Total loaned securities had a value of $1,197,357 at March 31, 2022. Amount subject to equity and interest rate risk exposure.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.3%
	EQUITY FUNDS - 89.3%
557,071	Energy Select Sector SPDR Fund (c)	$ 42,582,507
1,054,320	Financial Select Sector SPDR Fund	40,401,543
312,666	Health Care Select Sector SPDR Fund	42,832,115
167,344	iShares MSCI EAFE ETF (c)	12,316,518
296,646	iShares Russell 1000 Value ETF	49,237,303
151,691	iShares Russell 2000 Value ETF (c)	24,482,927
310,056	iShares Russell Mid-Cap Value ETF	37,095,100
473,363	Materials Select Sector SPDR Fund (c)	41,726,949
		290,674,962

	TOTAL EXCHANGE-TRADED FUNDS (Cost $282,137,491)	290,674,962

	SHORT-TERM INVESTMENTS — 10.8%
	MONEY MARKET FUNDS - 10.8%
17,509,210	Fidelity Government Portfolio, Institutional Class, 0.11% (a)	17,509,210
17,509,210	First American Government Obligations Fund, Class Z, 0.14% (a)	17,509,210
	TOTAL MONEY MARKET FUNDS (Cost $35,018,420)	35,018,420

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,018,420)	35,018,420
Units
60,185,844	COLLATERAL FOR SECURITIES LOANED — 18.5% Mount Vernon Liquid Assets Portfolio, LLC - 0.39% (a),(b) TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $60,185,844)	60,185,844

	TOTAL INVESTMENTS - 118.6% (Cost $377,341,755)	$ 385,879,226
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.6)%	(60,542,935)
	NET ASSETS - 100.0%	$ 325,336,291

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2022.
(b)	Security purchased with cash proceeds of securities lending collateral.
(c)	All or a portion of the security is on loan. Total loaned securities had a value of $58,159,539 at March 31, 2022.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.9%
	ALTERNATIVE FUNDS - 11.9%
19,524	First Trust Alternative Absolute Return Strategy	$ 659,716
2,387	ProShares Merger ETF	97,273
15,847	WisdomTree Managed Futures Strategy Fund	569,796
		1,326,785
	COMMODITY FUNDS - 4.0%
447	iShares Bloomberg Roll Select Commodity Strategy	27,423
1,790	iShares GSCI Commodity Dynamic	71,690
13,779	WisdomTree Enhanced Commodity Strategy Fund	348,058
		447,171
	EQUITY FUNDS - 32.3%
1,322	Alpha Architect US Quantitative Value ETF	48,359
3,676	Consumer Staples Select Sector SPDR Fund	278,972
2,996	Energy Select Sector SPDR Fund	229,014
2,658	Fidelity MSCI Consumer Staples Index ETF	121,869
6,984	Fidelity MSCI Energy Index ETF	146,245
3,895	First Trust Consumer Staples AlphaDEX Fund (c)	248,189
1,570	First Trust Natural Gas ETF	38,292
2,489	Franklin LibertyQ US Mid Cap Equity ETF	111,969
3,141	Invesco Dynamic Food & Beverage ETF	145,083
4,129	Invesco RAFI Strategic US ETF	167,266
9,399	Invesco S&P 500 Downside Hedge ETF	339,680
1,130	Invesco S&P 500 Equal Weight Energy ETF	76,105
1,257	Invesco S&P 500 GARP ETF	114,689
2,443	Invesco S&P 500 Quality ETF	121,930
747	Invesco S&P SmallCap Quality ETF	26,885
2,554	iShares MSCI Global Gold Miners ETF	79,302
5,376	iShares MSCI Global Metals & Mining Producers ETF	275,359
2,000	iShares U.S. Energy ETF	81,840
388	iShares U.S. Oil & Gas Exploration & Production ETF	32,716
264	iShares US Consumer Goods ETF	52,900
485	Pacer US Small Cap Cash Cows 100 ETF	19,448
1,551	Siren DIVCON Leaders Dividend ETF (c)	85,336
6,949	SPDR S&P Global Natural Resources ETF	436,258

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.9% (Continued)
	EQUITY FUNDS - 32.3% (Continued)
978	SPDR S&P Metals & Mining ETF	$ 59,942
765	SPDR S&P North American Natural Resources ETF	44,385
996	VanEck Steel ETF	67,569
2,706	VanEck Vectors Gold Miners ETF	103,775
1,128	WisdomTree US SmallCap Fund	54,099
		3,607,476
	FIXED INCOME FUNDS - 2.7%
11,677	FlexShares iBoxx 3-Year Target Duration TIPS Index	302,551

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,559,992)	5,683,983

	OPEN-END FUNDS — 21.8%
	ALTERNATIVE FUNDS - 21.8%
13,394	AlphaCentric Premium Opportunity Fund	343,847
36,458	Dunham Long/Short Credit Fund	340,153
66,857	GuideStone Strategic Alternatives Fund, Investor Class	671,244
59,842	PIMCO TRENDS Managed Futures Strategy Fund, Institutional Class	748,020
19,772	Redwood Systematic Macro Trend Smart Fund	340,680
		2,443,944

	TOTAL OPEN-END FUNDS (Cost $2,463,441)	2,443,944

	SHORT-TERM INVESTMENTS — 24.6%
	MONEY MARKET FUNDS - 24.6%
1,377,852	Fidelity Government Portfolio, Institutional Class, 0.11%(a)	1,377,852
1,377,850	First American Government Obligations Fund, Class Z, 0.14%(a)	1,377,850
	TOTAL MONEY MARKET FUNDS (Cost $2,755,702)	2,755,702

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,755,702)	2,755,702

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Units				Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.8%
87,975	Mount Vernon Liquid Assets Portfolio, LLC - 0.39% (a),(b)			$ 87,975
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $87,975)

	TOTAL INVESTMENTS - 98.1% (Cost $10,867,110)			$ 10,971,604
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%			214,333
	NET ASSETS - 100.0%			$ 11,185,937

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)(d)
1	CME E-Mini NASDAQ 100 Index Futures	06/17/2022	$ 297,376	$ (36,523)
7	CME Ultra Long-Term US Treasury Bond Futures	06/21/2022	1,239,875	875
	TOTAL FUTURES CONTRACTS			$ (35,648)

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2022.
(b)	Security purchased with cash proceeds of securities lending collateral.
(c) (d)	All or a portion of the security is on loan. Total loaned securities had a value of $85,140 at March 31, 2022. Amount subject to equity and interest rate risk exposure.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 20.0%
	FIXED INCOME FUNDS - 20.0%
245,000	Invesco BulletShares 2022 Corporate Bond ETF			$ 5,208,700
250,000	Invesco BulletShares 2023 Corporate Bond ETF			5,275,000
245,000	Invesco BulletShares 2024 Corporate Bond ETF			5,162,150
100,000	Invesco Ultra Short Duration ETF			4,983,000
50,000	iShares Short Treasury Bond ETF			5,512,500
175,000	SPDR Portfolio Short Term Corporate Bond ETF			5,272,750
				31,414,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,858,355)			31,414,100

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 15.3%
	AUTOMOTIVE — 0.6%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	956,133

	BANKING — 1.9%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	1,005,439
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	1,011,562
1,000,000	PNC Financial Services Group, Inc. (d)	3.9000	04/29/24	1,024,381
				3,041,382
	DIVERSIFIED INDUSTRIALS — 0.6%
1,000,000	General Electric Company	3.4500	05/15/24	1,008,141

	ELECTRIC UTILITIES — 1.3%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	1,018,685
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	961,003
				1,979,688
	GAS & WATER UTILITIES — 0.7%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	1,016,377

	INSTITUTIONAL FINANCIAL SERVICES — 2.5%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	958,999
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	1,016,199
1,000,000	Goldman Sachs Group, Inc.	0.8000	03/25/24	958,032

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.5% (Continued)
1,000,000	Intercontinental Exchange, Inc.	3.4500	09/21/23	$ 1,011,916
				3,945,146
	MACHINERY — 0.6%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	993,630

	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	1,009,744

	OIL & GAS SERVICES & EQUIPMENT — 0.7%
1,000,000	Schlumberger Holdings Corporation(a)	3.7500	05/01/24	1,020,471

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
1,000,000	Welltower, Inc.	3.6250	03/15/24	1,011,791

	RETAIL - CONSUMER STAPLES — 0.6%
1,000,000	7-Eleven, Inc.(a)	0.8000	02/10/24	961,933

	SPECIALTY FINANCE — 0.7%
1,000,000	Capital One Financial Corp	3.9000	01/29/24	1,016,749

	TECHNOLOGY HARDWARE — 1.3%
1,000,000	Apple, Inc. (d)	3.0000	02/09/24	1,013,151
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	971,910
				1,985,061
	TECHNOLOGY SERVICES — 0.6%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	1,007,881

	TELECOMMUNICATIONS — 0.6%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	969,094

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.3% (Continued)
	TRANSPORTATION & LOGISTICS — 1.3%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	$ 1,011,981
1,000,000	Union Pacific Corporation	3.6460	02/15/24	1,017,593
				2,029,574
	TOTAL CORPORATE BONDS (Cost $24,923,651)			23,952,795

	CERTIFICATE OF DEPOSIT — 6.8%
	AUTOMOTIVE - 0.6%
1,000,000	BMW Bank of North America	0.5500	07/30/24	961,508

	BANKING - 6.2%
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	961,578
1,000,000	Greenstate Credit Union	0.5000	07/19/24	961,033
1,000,000	Sallie Mae Bank	0.5500	07/22/24	959,771
1,000,000	State Bank of India	0.6000	08/30/24	960,344
1,000,000	Synchrony Bank	0.6500	09/17/24	960,392
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	961,749
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	961,085
1,000,000	UBS Bank USA	0.5500	08/12/24	960,503
1,000,000	Wells Fargo Bank NA	1.9000	01/17/23	1,007,015
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	1,007,015
				9,700,485

	TOTAL CERTIFICATE OF DEPOSIT (Cost $10,997,616)			10,661,993

Shares
	SHORT-TERM INVESTMENTS — 37.4%
	MONEY MARKET FUNDS - 37.4%
29,330,349	Fidelity Government Portfolio, Institutional Class, 0.11% (b)			29,330,349
29,330,349	First American Government Obligations Fund, Class Z, 0.14% (b)			29,330,349
	TOTAL MONEY MARKET FUNDS (Cost $58,660,698)			58,660,698

	TOTAL SHORT-TERM INVESTMENTS (Cost $58,660,698)			58,660,698

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Units		Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.7%
1,047,040	Mount Vernon Liquid Assets Portfolio, LLC - 0.39% (b),(c)	$ 1,047,040
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,047,040)

	TOTAL INVESTMENTS - 80.2% (Cost $127,487,360)	$ 125,736,626
	OTHER ASSETS IN EXCESS OF LIABILITIES - 19.8%	30,995,814
	NET ASSETS - 100.0%	$ 156,732,440

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is $1,982,404 or 1.3% of net assets.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2022.
(c)	Security purchased with cash proceeds of securities lending collateral.
(d)	All or a portion of the security is on loan. Total loaned securities had a value of $1,025,819 at March 31, 2022.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 15.4%
	EQUITY FUNDS - 0.2%
150	SPDR S&P 500 ETF Trust			$ 67,746

	FIXED INCOME FUNDS - 15.2%
42,000	Invesco BulletShares 2022 Corporate Bond ETF			892,920
43,000	Invesco BulletShares 2023 Corporate Bond ETF			907,300
43,000	Invesco BulletShares 2024 Corporate Bond ETF			906,010
18,000	Invesco Ultra Short Duration ETF			896,940
8,000	iShares Short Treasury Bond ETF			882,000
30,000	SPDR Portfolio Short Term Corporate Bond ETF			903,900
				5,389,070

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,485,905)			5,456,816

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 5.7%
	BANKING - 5.7%
1,000,000	Sallie Mae Bank	1.8500	11/07/22	1,005,779
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	1,007,016
				2,012,795

	TOTAL CERTIFICATE OF DEPOSIT (Cost $2,000,000)			2,012,795

Shares
	SHORT-TERM INVESTMENTS — 74.0%
	MONEY MARKET FUNDS - 74.0%
13,111,988	Fidelity Government Portfolio, Institutional Class, 0.11% (a)			13,111,988
13,111,987	First American Government Obligations Fund, Class Z, 0.14% (a)			13,111,987
	TOTAL MONEY MARKET FUNDS (Cost $26,223,975)			26,223,975

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,223,975)			26,223,975

	TOTAL INVESTMENTS - 95.1% (Cost $33,709,880)			$ 33,693,586
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%			1,738,604
	NET ASSETS - 100.0%			$ 35,432,190

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)(b)
126	CME E-Mini Standard & Poor's 500 Index Futures	06/17/2022	$ 28,543,725	$ (208,725)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a) (b)	Rate disclosed is the seven-day effective yield as of March 31, 2022. Amount subject to equity risk exposure.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 14.6%
	FIXED INCOME - 14.6%
195,000	Invesco BulletShares 2022 Corporate Bond ETF			$ 4,145,700
195,000	Invesco BulletShares 2023 Corporate Bond ETF			4,114,500
195,000	Invesco BulletShares 2024 Corporate Bond ETF (d)			4,108,650
85,000	Invesco Ultra Short Duration ETF			4,235,550
400	iShares 20+ Year Treasury Bond ETF			52,832
40,000	iShares Short Treasury Bond ETF			4,410,000
140,000	SPDR Portfolio Short Term Corporate Bond ETF			4,218,200
				25,285,432

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,630,702)			25,285,432

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 13.4%
	AUTOMOTIVE — 0.6%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	956,133

	BANKING — 1.2%
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	1,011,562
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	1,024,381
				2,035,943
	DIVERSIFIED INDUSTRIALS — 0.6%
1,000,000	General Electric Company	3.4500	05/15/24	1,008,141

	ELECTRIC UTILITIES — 1.1%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	1,018,685
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	961,003
				1,979,688
	ENTERTAINMENT CONTENT — 0.6%
1,000,000	Walt Disney Company	7.7500	01/20/24	1,082,344

	GAS & WATER UTILITIES — 0.6%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	1,016,377

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	$ 958,999
1,000,000	Intercontinental Exchange, Inc.	3.4500	09/21/23	1,011,916
				1,970,915
	MACHINERY — 0.6%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	993,630

	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	1,009,744

	OIL & GAS SERVICES & EQUIPMENT — 0.6%
1,000,000	Schlumberger Holdings Corp (a)	3.7500	05/01/24	1,020,471

	REAL ESTATE INVESTMENT TRUSTS — 1.2%
1,000,000	Ventas Realty, L.P.	3.5000	04/15/24	1,004,522
1,000,000	Welltower, Inc.	3.6250	03/15/24	1,011,791
				2,016,313
	RETAIL - CONSUMER STAPLES — 0.5%
1,000,000	7-Eleven, Inc.(a)	0.8000	02/10/24	961,933

	SPECIALTY FINANCE — 0.6%
1,000,000	Capital One Financial Corporation	3.9000	01/29/24	1,016,749

	TECHNOLOGY HARDWARE — 1.1%
1,000,000	Apple, Inc. (d)	3.0000	02/09/24	1,013,151
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	971,910
				1,985,061
	TECHNOLOGY SERVICES — 0.6%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	1,007,881

	TELECOMMUNICATIONS — 0.6%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	969,094

	TRANSPORTATION & LOGISTICS — 1.2%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	1,011,981

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.4% (Continued)
	TRANSPORTATION & LOGISTICS — 1.1% (Continued)
1,000,000	Union Pacific Corporation	3.6460	02/15/24	$ 1,017,593
				2,029,574
	TOTAL CORPORATE BONDS (Cost $24,004,479)			23,059,991

	CERTIFICATE OF DEPOSIT — 5.6%
	AUTOMOTIVE - 0.6%
1,000,000	BMW Bank of North America	0.5500	07/30/24	961,508

	BANKING - 5.0%
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	961,578
1,000,000	Greenstate Credit Union	0.5000	07/19/24	961,033
1,000,000	Morgan Stanly PVT Bank	1.8500	01/09/23	1,006,667
1,000,000	Sallie Mae Bank	0.5500	07/22/24	959,771
1,000,000	State Bank of India	0.6000	08/30/24	960,344
1,000,000	Synchrony Bank	0.6500	09/17/24	960,392
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	961,749
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	961,085
1,000,000	UBS Bank USA	0.5500	08/12/24	960,503
				8,693,122

	TOTAL CERTIFICATE OF DEPOSIT (Cost $9,997,616)			9,654,630

Shares
	SHORT-TERM INVESTMENTS — 41.7%
	MONEY MARKET FUNDS - 41.7%
36,001,604	Fidelity Government Portfolio, CLASS I, 0.11%(b)			36,001,604
36,001,604	First American Government Obligations Fund, Class Z, 0.14%(b)			36,001,604
	TOTAL MONEY MARKET FUNDS (Cost $72,003,208)			72,003,208

	TOTAL SHORT-TERM INVESTMENTS (Cost $72,003,208)			72,003,208

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Units				Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.4%
739,462	Mount Vernon Liquid Assets Portfolio, LLC - 0.39% (b),(c)			$ 739,462
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $739,462)

	TOTAL INVESTMENTS - 75.7% (Cost $132,375,467)			$ 130,742,723
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.3%			42,051,403
	NET ASSETS - 100.0%			$ 172,794,126

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)(e)
524	CME Ultra Long-Term US Treasury Bond Futures	06/21/2022	$ 92,813,500	$ (1,068,374)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is $1,982,404 or 1.1% of net assets.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2022.
(c)	Security purchased with cash proceeds of securities lending collateral.
(d) (e)	All or a portion of the security is on loan. Total loaned securities had a value of $724,039 at March 31, 2022. Amount subject to interest rate risk exposure.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 11.4%
	COMMODITY FUNDS - 0.1%
500	SPDR Gold Shares (a),(b)			$ 90,325

	EQUITY FUNDS - 0.2%
100	iShares U.S. Real Estate ETF			10,822
500	SPDR S&P 500 ETF Trust			225,820
				236,642
	FIXED INCOME FUNDS - 11.1%
107,000	Invesco BulletShares 2022 Corporate Bond ETF			2,274,820
108,000	Invesco BulletShares 2023 Corporate Bond ETF			2,278,800
108,000	Invesco BulletShares 2024 Corporate Bond ETF			2,275,560
46,000	Invesco Ultra Short Duration ETF			2,292,180
150	iShares 7-10 Year Treasury Bond ETF			16,121
21,000	iShares Short Treasury Bond ETF			2,315,250
76,000	SPDR Portfolio Short Term Corporate Bond ETF			2,289,880
				13,742,611
	SPECIALTY - 0.0%(c)
1,850	Invesco DB US Dollar Index Bullish Fund (a)			48,655

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,186,696)			14,118,233

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 0.8%
	BANKING - 0.8%
1,000,000	Sallie Mae Bank	1.8500	11/07/22	1,005,779

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			1,005,779

Shares
	SHORT-TERM INVESTMENTS — 70.8%
	MONEY MARKET FUNDS - 70.8%
43,017,866	Fidelity Government Portfolio, Institutional Class, 0.11% (d)			43,017,866
1,699,170	First American Government Obligations Fund, Class X, 0.18% (d)			1,699,170

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 70.8% (Continued)
	MONEY MARKET FUNDS - 70.8% (Continued
43,017,866	First American Government Obligations Fund, Class Z, 0.14% (d)			$ 43,017,866
	TOTAL MONEY MARKET FUNDS (Cost $87,734,902)			87,734,902

	TOTAL SHORT-TERM INVESTMENTS (Cost $87,734,902)			87,734,902

	TOTAL INVESTMENTS - 83.0% (Cost $102,921,598)			$ 102,858,914
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.0%			21,062,652
	NET ASSETS - 100.0%			$ 123,921,566

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)(e)
89	CBOT 10 Year US Treasury Note	06/21/2022	$ 10,935,875	$ (149,690)
215	CBOT Dow Jones US Real Estate Futures	06/17/2022	9,021,400	261,394
39	CME E-Mini Standard & Poor's 500 Index Futures	06/17/2022	8,834,963	443,738
84	COMEX Gold 100 Troy Ounces Futures (b)	06/28/2022	16,413,600	(67,540)
1,002	NYBOT FINEX United States Dollar Index Futures	06/13/2022	98,556,720	(139,615)
	TOTAL FUTURES CONTRACTS			$ 348,287

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the QEPF Fund Limited.
(c)	Percentage rounds to less than 0.1%.
(d) (e)	Rate disclosed is the seven-day effective yield as of March 31, 2022. Amount subject to commodity risk exposure.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 228.4%
	BIOTECH & PHARMA - 21.8%
10,938	Halozyme Therapeutics, Inc. (a),(d)	$ 436,208
1,189	Moderna, Inc. (a)	204,817
7,842	Regeneron Pharmaceuticals, Inc. (a)	5,477,010
2,921	Vertex Pharmaceuticals, Inc. (a)	762,293
		6,880,328
	CHEMICALS - 3.2%
11,289	Chemours Company	355,378
6,167	LyondellBasell Industries N.V., Class A (d)	634,091
		989,469
	CONTAINERS & PACKAGING - 7.6%
210,501	Amcor PLC (d)	2,384,976

	ELECTRIC UTILITIES - 47.6%
52,912	Consolidated Edison, Inc. (d)	5,009,708
19,499	DTE Energy Company	2,577,963
14,526	NRG Energy, Inc.	557,217
34,440	Southern Company (d)	2,497,244
43,670	WEC Energy Group, Inc.	4,358,703
		15,000,835
	FOOD - 64.1%
46,832	Campbell Soup Company (d)	2,087,302
142,550	Conagra Brands, Inc.	4,785,404
104,202	Hormel Foods Corporation (d)	5,370,571
34,674	J M Smucker Company (d)	4,695,206
129,533	Pilgrim's Pride Corporation (a),(d)	3,251,278
		20,189,761
	FORESTRY, PAPER & WOOD PRODUCTS - 3.1%
14,187	Boise Cascade Company	985,571

	GAS & WATER UTILITIES - 8.6%
85,212	NiSource, Inc.	2,709,742

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 228.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.8%
37,063	Tivity Health, Inc. (a)	$ 1,192,317

	HOME & OFFICE PRODUCTS - 8.5%
96,011	Tempur Sealy International, Inc. (d)	2,680,627

	INSURANCE - 5.1%
18,063	Selective Insurance Group, Inc.	1,614,110

	LEISURE PRODUCTS - 5.0%
26,060	YETI Holdings, Inc. (a),(d)	1,563,079

	MEDICAL EQUIPMENT & DEVICES - 7.4%
19,693	Edwards Lifesciences Corporation (a)	2,318,260

	METALS & MINING - 7.1%
44,872	Freeport-McMoRan, Inc.	2,231,933

	RENEWABLE ENERGY - 3.9%
57,163	SunPower Corporation (a),(d)	1,227,861

	RETAIL - CONSUMER STAPLES - 6.2%
61,463	Sprouts Farmers Market, Inc. (a),(d)	1,965,587

	RETAIL - DISCRETIONARY - 2.5%
3,935	Lowe's Companies, Inc.	795,618

	SEMICONDUCTORS - 5.0%
3,739	Advanced Micro Devices, Inc. (a)	408,822
9,904	Teradyne, Inc. (d)	1,170,950
		1,579,772

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 228.4% (Continued)
	STEEL - 17.9%
52,780	Steel Dynamics, Inc.	$ 4,403,435
23,860	Worthington Industries, Inc.	1,226,643
		5,630,078

	TOTAL COMMON STOCKS (Cost $70,564,591)	71,939,924

	SHORT-TERM INVESTMENTS — 15.5%
	MONEY MARKET FUNDS - 15.5%
2,442,360	Fidelity Government Portfolio, Institutional Class, 0.11% (b)	2,442,360
2,442,360	First American Government Obligations Fund, Class Z, 0.14% (b)	2,442,360
	TOTAL MONEY MARKET FUNDS (Cost $4,884,720)	4,884,720

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,884,720)	4,884,720
Units
8,958,572	COLLATERAL FOR SECURITIES LOANED — 28.4% Mount Vernon Liquid Assets Portfolio, LLC - 0.39% (b),(c) TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $8,958,572)	8,958,572

	TOTAL INVESTMENTS - 272.3% (Cost $84,407,883)	$ 85,783,216
	LIABILITIES IN EXCESS OF OTHER ASSETS - (172.3)%	(54,285,783)
	NET ASSETS - 100.0%	$ 31,497,433

N.V.	- Dutch Limited Liability Company
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2022.
(c)	Security purchased with cash proceeds of securities lending collateral.
(d)	All or a portion of the security is on loan. Total loaned securities had a value of $8,730,883 at March 31, 2022.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 131.0%
	EQUITY FUNDS - 131.0%
264,308	Energy Select Sector SPDR Fund (c)	$ 20,203,703
525,684	Financial Select Sector SPDR Fund	20,144,211
147,163	Health Care Select Sector SPDR Fund	20,159,859
228,751	Materials Select Sector SPDR Fund	20,164,401
		80,672,174

	TOTAL EXCHANGE-TRADED FUNDS (Cost $78,291,585)	80,672,174

	SHORT-TERM INVESTMENTS — 6.6%
	MONEY MARKET FUNDS - 6.6%
2,044,586	Fidelity Government Portfolio, Institutional Class, 0.11% (a)	2,044,586
2,044,585	First American Government Obligations Fund, Class Z, 0.14% (a)	2,044,585
	TOTAL MONEY MARKET FUNDS (Cost $4,089,171)	4,089,171

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,089,171)	4,089,171
Units
7,748,986	COLLATERAL FOR SECURITIES LOANED — 12.6% Mount Vernon Liquid Assets Portfolio, LLC - 0.39% (a),(b) TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,748,986)	7,748,986

	TOTAL INVESTMENTS - 150.2% (Cost $90,129,742)	$ 92,510,331
	LIABILITIES IN EXCESS OF OTHER ASSETS - (50.2)%	(30,907,353)
	NET ASSETS - 100.0%	$ 61,602,978

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2022.
(b)	Security purchased with cash proceeds of securities lending collateral.
(c)	All or a portion of the security is on loan. Total loaned securities had a value of $7,474,227 at March 31, 2022.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2022	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)(2)
Long Position:
8,150	Energy Select Sector SPDR Fund	$622,986	O/N USD SOFR plus 35 bp	5/2/2023	BRC	$(1,042)
16,280	Financial Select Sector SPDR Fund	623,850	1-Mth USD LIBOR plus 30 bp	5/2/2023	BRC	(7,506)
4,560	Health Care Select Sector SPDR Fund	624,674	1-Mth USD LIBOR plus 30 bp	5/2/2023	BRC	3,118
7,080	Materials Select Sector SPDR Fund	624,102	1-Mth USD LIBOR plus 30 bp	5/2/2023	BRC	6,930

					Total:	$1,500
	BRC - Barclays Capital
	SOFR - Secured Overnight Financing Rate
	O/N - Overnight, Daily Fixings
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Amount subject to equity risk exposure.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 130.3%
	EQUITY FUNDS - 130.3%
17,563	Invesco QQQ Trust Series 1	$ 6,367,290
53,879	Invesco S&P 500 Equal Weight ETF	8,497,257
127,015	Invesco S&P 500 Low Volatility ETF	8,521,437
65,486	Vanguard Dividend Appreciation ETF	10,619,210
107,914	Vanguard International Dividend Appreciation ETF	8,533,839
		42,539,033

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,183,329)	42,539,033

	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS - 6.5%
1,056,377	Fidelity Government Portfolio, Institutional Class, 0.11% (a)	1,056,377
1,056,377	First American Government Obligations Fund, Class Z, 0.14% (a)	1,056,377
	TOTAL MONEY MARKET FUNDS (Cost $2,112,754)	2,112,754

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,112,754)	2,112,754

	TOTAL INVESTMENTS - 136.8% (Cost $45,296,083)	$ 44,651,787
	LIABILITIES IN EXCESS OF OTHER ASSETS - (36.8)%	(12,017,717)
	NET ASSETS - 100.0%	$ 32,634,070

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2022.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 22.3%
	FIXED INCOME FUNDS - 22.3%
90,000	Invesco BulletShares 2022 Corporate Bond ETF			$ 1,913,400
95,000	Invesco BulletShares 2023 Corporate Bond ETF			2,004,500
95,000	Invesco BulletShares 2024 Corporate Bond ETF			2,001,650
40,000	Invesco Ultra Short Duration ETF			1,993,200
100	iShares 20+ Year Treasury Bond ETF			13,208
20,000	iShares Short Treasury Bond ETF			2,205,000
65,000	SPDR Portfolio Short Term Corporate Bond ETF			1,958,450
				12,089,408

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,170,403)			12,089,408

	SHORT-TERM INVESTMENTS — 67.6%
	MONEY MARKET FUNDS - 67.6%
18,362,279	Fidelity Government Portfolio, Institutional Class, 0.11% (a)			18,362,279
18,362,279	First American Government Obligations Fund, Class Z, 0.14% (a)			18,362,279
	TOTAL MONEY MARKET FUNDS (Cost $36,724,558)			36,724,558

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,724,558)			36,724,558

	TOTAL INVESTMENTS - 89.9% (Cost $48,894,961)			$ 48,813,966
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.1%			5,509,223
	NET ASSETS - 100.0%			$ 54,323,189

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)(b)
151	CME Ultra Long-Term US Treasury Bond Futures	06/21/2022	$ 26,745,875	$ (93,904)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund